Other Financial Assets	12 Months Ended
Dec. 31, 2020
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Other Financial Assets
6.	Other Financial Assets
Other financial assets as of December 31, 2019 and 2020 are as follows:

(In millions of won)	December 31, 2019		December 31, 2020
Current assets
Financial assets at fair value through profit or loss
Derivatives(*)	~~W~~	34,036	9,252
Financial assets at fair value through other comprehensive income
Debt instruments
Government bonds	~~W~~	6	24
Financial assets carried at amortized cost
Deposits	~~W~~	9,585	8,696
Short-term loans		21,623	28,491
Lease receivables		5,695	5,940

	~~W~~	36,903	43,127

	~~W~~	70,945	52,403

Non-current assets
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	9,879	13,223
Convertible securities		1,544	2,377
Derivatives(*)		15,640	111

	~~W~~	27,063	15,711

Financial assets at fair value through other comprehensive income
Debt instruments
Government bonds	~~W~~	70	48
Financial assets carried at amortized cost
Deposits	~~W~~	21,451	22,251
Long-term loans		40,827	13,899
Lease receivables		22,099	16,322

	~~W~~	84,377	52,472

	~~W~~	111,510	68,231

(*)	Represents valuation gain from cross currency interest rate swap contracts related to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.